                          AIM VARIABLE INSURANCE FUNDS

   AIM V.I. AGGRESSIVE GROWTH FUND             AIM V.I. GLOBAL UTILITIES FUND
       AIM V.I. BALANCED FUND                AIM V.I. GOVERNMENT SECURITIES FUND
      AIM V.I. BASIC VALUE FUND                     AIM V.I. GROWTH FUND
       AIM V.I. BLUE CHIP FUND                    AIM V.I. HIGH YIELD FUND
 AIM V.I. CAPITAL APPRECIATION FUND          AIM V.I. INTERNATIONAL GROWTH FUND
  AIM V.I. CAPITAL DEVELOPMENT FUND           AIM V.I. MID CAP CORE EQUITY FUND
      AIM V.I. CORE EQUITY FUND                  AIM V.I. MONEY MARKET FUND
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND           AIM V.I. NEW TECHNOLOGY FUND
  AIM V.I. DIVERSIFIED INCOME FUND              AIM V.I. PREMIER EQUITY FUND



                         (SERIES I AND SERIES II SHARES)

                        Supplement dated January 24, 2003
          to the Statement of Additional Information dated May 1, 2002, as revised November 14, 2002

The following sentence is added at the end of the third paragraph appearing under the heading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" and at the end of the first paragraph under the heading "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Options on Futures Contracts" in the Statement of Additional Information:

      The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

The following information is added after the sixth paragraph appearing under the heading "NON-FUNDAMENTAL Restrictions" in the Statement of Additional
Information:

      (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSON" in Appendix B in the Statement of Additional Information.

                                    TRUSTEE
     NAME, YEAR OF BIRTH AND         AND/OR
 Position(s) HELD WITH THE          OFFICER            PRINCIPAL OCCUPATION(s) DURING PAST 5           OTHER DIRECTORSHIP(s) HELD
            TRUST                   SINCE                            YEARS                                     BY TRUSTEE
---------------------------------- ----------  ---------------------------------------------------- ------------------------------
INTERESTED PERSONS
---------------------------------- ----------  ---------------------------------------------------- ------------------------------
Robert H. Graham* --  1946            1993      Director and Chairman, A I M Management Group Inc.   None
Trustee, Chairman and President                 (financial services holding company); and Director
                                                and Vice Chairman, AMVESCAP PLC (parent of AIM and a
                                                global investment management firm); formerly,
                                                President and Chief Executive Officer, A I M
                                                Management Group Inc.; Director, Chairman and
                                                President, A I M Advisors, Inc. (registered
                                                investment advisor); Director and Chairman, A I M
                                                Capital Management, Inc. (registered investment
                                                advisor), A I M Distributors, Inc. (registered broker
                                                dealer), A I M Fund Services, Inc., (registered
                                                transfer agent), and Fund Management Company
                                                (registered broker dealer)

--------
* Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

                                    TRUSTEE
     NAME, YEAR OF BIRTH AND         AND/OR
 Position(s) HELD WITH THE          OFFICER            PRINCIPAL OCCUPATION(s) DURING PAST 5           OTHER DIRECTORSHIP(s) HELD
            TRUST                   SINCE                            YEARS                                     BY TRUSTEE
---------------------------------- ----------  ---------------------------------------------------- ------------------------------
Mark H. Williamson** -- 1951          2003     Director, President and Chief Executive Officer, A I  Director, Chairman,
Trustee                                        M Management Group Inc. (financial services holding   President and Chief
                                               company); Director, Chairman and President, A I M     Executive Officer, INVESCO
                                               Advisors, Inc. (registered investment advisor);       Bond Funds, Inc., INVESCO
                                               Director, A I M Capital Management, Inc. (registered  Combination Stock & Bond
                                               investment advisor) and A I M Distributors, Inc.      Funds, Inc., INVESCO
                                               (registered broker dealer), Director and Chairman, A  Counselor Series Funds,
                                               I M Fund Services, Inc., (registered transfer agent), Inc., INVESCO International
                                               and Fund Management Company (registered broker        Funds, Inc., INVESCO Manager
                                               dealer); and Chief Executive Officer, AMVESCAP PLC -  Series Funds, Inc., INVESCO
                                               AIM Division (parent of AIM and a global investment   Money Market Funds, Inc.,
                                               management firm); formerly, Chief Executive Officer,  INVESCO Sector Funds, Inc.,
                                               INVESCO Funds Group, Inc.                             INVESCO Stock Funds, Inc.,
                                                                                                     INVESCO Treasurer's Series
                                                                                                     Funds, Inc. and INVESCO
                                                                                                     Variable Investment Funds,
                                                                                                     Inc.

---------------------------------- ----------  ---------------------------------------------------- ------------------------------

----------
** Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.





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